Subsequent Events (Details) - USD ($) $ in Thousands	Feb. 22, 2017	Dec. 31, 2016
Secured Debt
Debt Instrument, Unused Borrowing Capacity, Amount		$ 51,600
$39.6 Million Credit facility | Secured Debt
Debt Instrument, Unused Borrowing Capacity, Amount		0
$409 Million Credit Facility | Secured Debt
Debt Instrument, Unused Borrowing Capacity, Amount		13,200
$330 Million Credit Facility | Secured Debt
Debt Instrument, Unused Borrowing Capacity, Amount		38,400
$42 Million Credit Facility | Secured Debt
Debt Instrument, Unused Borrowing Capacity, Amount		0
$67.5 Million Credit Facility | Secured Debt
Debt Instrument, Unused Borrowing Capacity, Amount		0
$12.5 Million Credit Facility | Secured Debt
Debt Instrument, Unused Borrowing Capacity, Amount		0
$27.3 Million Credit Facility | Secured Debt
Debt Instrument, Unused Borrowing Capacity, Amount		$ 0
Subsequent Event [Member]
Long-term Debt	$ 559,303,000
Debt Instrument, Unused Borrowing Capacity, Amount	13,200
Subsequent Event [Member] | $39.6 Million Credit facility | Secured Debt
Long-term Debt	20,144,097
Debt Instrument, Unused Borrowing Capacity, Amount	0
Subsequent Event [Member] | $409 Million Credit Facility | Secured Debt
Long-term Debt	179,473,418
Debt Instrument, Unused Borrowing Capacity, Amount	0
Subsequent Event [Member] | $330 Million Credit Facility | Secured Debt
Long-term Debt	250,959,375
Debt Instrument, Unused Borrowing Capacity, Amount	13,200
Subsequent Event [Member] | $42 Million Credit Facility | Secured Debt
Long-term Debt	38,511,639
Debt Instrument, Unused Borrowing Capacity, Amount	0
Subsequent Event [Member] | $67.5 Million Credit Facility | Secured Debt
Long-term Debt	40,461,210
Debt Instrument, Unused Borrowing Capacity, Amount	0
Subsequent Event [Member] | $12.5 Million Credit Facility | Secured Debt
Long-term Debt	10,379,167
Debt Instrument, Unused Borrowing Capacity, Amount	0
Subsequent Event [Member] | $27.3 Million Credit Facility | Secured Debt
Long-term Debt	19,375,000
Debt Instrument, Unused Borrowing Capacity, Amount	$ 0